Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—97.5%
		Communication Services—4.7%
504,785	[1]	Altice USA, Inc.	$ 1,231,675
2,147		Cable One, Inc.	1,178,553
72,811	[1]	Live Nation Entertainment, Inc.	6,469,257
276,768	[1]	Pinterest, Inc.	10,370,497
90,325	[1]	ROBLOX Corp.	3,505,513
74,235	[1]	Spotify Technology SA	15,986,507
64,363	[1]	TripAdvisor, Inc.	1,390,241
68,695	[1]	ZoomInfo Technologies, Inc.	1,101,868
		TOTAL	41,234,111
		Consumer Discretionary—14.0%
2,450	[1]	AutoZone, Inc.	6,767,219
348	[1]	Chipotle Mexican Grill, Inc.	838,252
7,760		Domino’s Pizza, Inc.	3,307,467
176,296	[1]	DoorDash, Inc.	18,370,043
183,405	[1]	DraftKings, Inc.	7,161,965
82,223	[1]	Expedia Group, Inc.	12,196,138
24,133		Hilton Worldwide Holdings, Inc.	4,608,438
11,992	[1]	Lululemon Athletica, Inc.	5,442,209
7,886		Murphy USA, Inc.	2,779,973
145,962	[2]	Nordstrom, Inc.	2,649,210
7,550	[1]	O’Reilly Automotive, Inc.	7,724,027
62,561		Ross Stores, Inc.	8,776,057
73,760	[1]	Royal Caribbean Cruises, Ltd.	9,404,400
24,754		Texas Roadhouse, Inc.	3,112,073
2,382	[1]	TopBuild Corp.	879,268
7,485	[1]	Ulta Beauty, Inc.	3,757,844
81,574		Wingstop, Inc.	22,931,267
12,550		Yum! Brands, Inc.	1,625,100
		TOTAL	122,330,950
		Consumer Staples—2.1%
274,076		Albertsons Cos., Inc.	5,815,893
63,986		Church and Dwight, Inc.	6,389,002
15,574		Clorox Co.	2,262,123
35,024		Lamb Weston Holdings, Inc.	3,587,859
		TOTAL	18,054,877
		Energy—2.2%
59,014		Cheniere Energy, Inc.	9,677,706
39,645		Devon Energy Corp.	1,665,883
59,530		ONEOK, Inc.	4,062,922
77,464		Ovintiv, Inc.	3,286,023
		TOTAL	18,692,534
		Financials—11.2%
66,487		Ameriprise Financial, Inc.	25,719,166
152,357		Apollo Global Management, Inc.	15,296,643
162,933	[1]	Arch Capital Group Ltd.	13,430,567
101,516	[1]	Block, Inc.	6,599,555
30,126		Brown & Brown	2,336,573

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
12,468		Gallagher (Arthur J.) & Co.	$ 2,894,571
6,776		Kinsale Capital Group, Inc.	2,693,934
16,695		MSCI, Inc., Class A	9,993,961
13,857		RLI Corp.	1,889,679
64,440	[1]	Ryan Specialty Group Holdings, Inc.	2,791,541
654,479	[1]	StoneCo Ltd.	11,250,494
4,796		Tradeweb Markets, Inc.	457,490
137,443		Western Union Co.	1,727,659
29,543	[1]	XP, Inc.	726,167
		TOTAL	97,808,000
		Health Care—17.3%
662,212	[1]	Adaptive Biotechnologies Corp.	2,430,318
9,692		Agilent Technologies, Inc.	1,260,929
45,586	[1]	Align Technology, Inc.	12,186,050
81,200		Bruker Corp.	5,806,612
145,829		Cardinal Health, Inc.	15,923,069
84,296		Cencora, Inc.	19,613,993
72,106	[1]	Davita, Inc.	7,798,985
79,732	[1]	Dexcom, Inc.	9,675,478
9,687	[1]	Doximity, Inc.	261,065
59,943	[1]	Exelixis, Inc.	1,304,360
18,861	[1]	IDEXX Laboratories, Inc.	9,714,924
233,999	[1]	Incyte Genomics, Inc.	13,752,121
15,416	[1]	IQVIA Holdings, Inc.	3,210,074
60,710	[1]	Jazz Pharmaceuticals PLC	7,450,331
10,002	[1]	Medpace Holdings, Inc.	2,916,383
3,645	[1]	Mettler-Toledo International, Inc.	4,363,758
31,160	[1]	Molina Healthcare, Inc.	11,106,670
48,581	[1]	Neurocrine Biosciences, Inc.	6,790,166
337,858	[1]	Novocure Ltd.	4,702,983
41,523	[1]	Veeva Systems, Inc.	8,612,285
5,255		West Pharmaceutical Services, Inc.	1,960,273
		TOTAL	150,840,827
		Industrials—17.9%
11,019		AGCO Corp.	1,347,954
251,879		Allison Transmission Holdings, Inc.	15,248,755
84,990		Booz Allen Hamilton Holding Corp.	11,964,042
2,515		Broadridge Financial Solutions	513,563
73,682	[1]	Ceridian HCM Holding, Inc.	5,122,373
17,127		Cintas Corp.	10,354,470
17,569		Emcor Group, Inc.	4,007,665
13,908		Hubbell, Inc.	4,667,107
10,859		Old Dominion Freight Lines, Inc.	4,246,086
108,642		Paychex, Inc.	13,224,991
48,389		Rockwell Automation, Inc.	12,255,966
37,095		Trane Technologies PLC	9,349,795
12,907	[1]	Transdigm Group, Inc.	14,103,221
99,698	[1]	Trex Co., Inc.	8,123,393
3,335		United Rentals, Inc.	2,085,709
100,332		Verisk Analytics, Inc.	24,233,188
42,669		Vertiv Holdings Co.	2,403,545
5,196		W.W. Grainger, Inc.	4,653,745

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
25,410	[1]	Willscot Corp.	$ 1,201,893
74,471	[1]	XPO, Inc.	6,362,802
		TOTAL	155,470,263
		Information Technology—24.1%
163,742	[1,3]	AppLovin Corp.	6,734,709
24,631	[1]	CloudFlare, Inc.	1,947,081
114,666	[1]	Crowdstrike Holdings, Inc.	33,539,805
22,355		Dell Technologies, Inc.	1,852,782
85,021	[1]	DocuSign, Inc.	5,179,479
52,043	[1]	Dropbox, Inc.	1,648,722
139,163	[1]	Dynatrace Holdings LLC	7,932,291
8,216	[1]	Enphase Energy, Inc.	855,532
3,401	[1]	EPAM Systems, Inc.	945,852
84,659	[1]	Gitlab, Inc.	6,020,102
200,305	[1]	GoDaddy, Inc.	21,364,531
157,513		HP, Inc.	4,522,198
22,548	[1]	HubSpot, Inc.	13,776,828
93,653	[1]	Informatica, Inc.	2,809,590
16,020		Jabil, Inc.	2,007,146
7,466	[1]	Manhattan Associates, Inc.	1,810,953
24,648	[1]	MongoDB, Inc.	9,872,017
54,250		NetApp, Inc.	4,730,600
348,825	[1]	Nutanix, Inc.	19,603,965
199,131		Pegasystems, Inc.	9,705,645
128,300	[1]	Procore Technologies, Inc.	9,159,337
14,430	[1]	Pure Storage, Inc.	577,056
55,490	[1]	RingCentral, Inc.	1,880,556
38,533	[1]	SentinelOne, Inc.	1,032,684
37,017	[1]	Teradata Corp.	1,709,445
292,953	[1]	UiPath, Inc.	6,732,060
169,313		Vontier Corp.	5,856,537
67,315	[1]	Zoom Video Communications, Inc.	4,349,222
92,124	[1]	Zscaler, Inc.	21,710,863
		TOTAL	209,867,588
		Materials—2.1%
377,068	[1]	Axalta Coating Systems Ltd.	12,224,545
25,331		PPG Industries, Inc.	3,572,684
8,437		RPM International, Inc.	899,890
14,439		Steel Dynamics, Inc.	1,742,643
		TOTAL	18,439,762
		Real Estate—0.5%
9,577		SBA Communications, Corp.	2,143,907
39,689	[1]	Zillow Group, Inc.	2,186,467
		TOTAL	4,330,374
		Utilities—1.4%
293,128		Vistra Corp.	12,027,042
		TOTAL COMMON STOCKS (IDENTIFIED COST $709,838,086)	849,096,328
		INVESTMENT COMPANIES—2.6%
254,000		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[4]	254,000

Shares		Value
	INVESTMENT COMPANIES—continued
22,850,578	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[4]	$ 22,859,719
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,109,148)	23,113,719
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $732,947,234)	872,210,047
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(1,241,528)
	TOTAL NET ASSETS—100%	$870,968,519
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$3,389,503	$13,173,430	$16,562,933
Purchases at Cost	$1	$83,859,113	$83,859,114
Proceeds from Sales	$(1)	$(74,180,203)	$(74,180,204)
Change in Unrealized Appreciation/Depreciation	$—	$3,308	$3,308
Net Realized Gain/(Loss)	$—	$4,071	$4,071
Value as of 1/31/2024	$3,389,503	$22,859,719	$26,249,222
Shares Held as of 1/31/2024	254,000	22,850,578	23,104,578
Dividend Income	$—	$264,505	$264,505

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$230,505	$254,000

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the

Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.